S000005562 [Member] Expense Example - Nuveen Oregon Intermediate Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 379
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,270
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
Nuveen Oregon Intermediate Municipal Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	$ 1,909